STOCKHOLDERS' EQUITY - The activity for stock subject to vesting (Details) - Unvested restricted stock units outstanding - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shared subject to vesting
Balance at beginning of period, unvested shares (in shares)	280	5,587
Vested (in shares)	(56)	(5,307)
Balance at end of period, unvested shares (in shares)	224	280
Weighted-Average Purchase Price
Balance at beginning of Period, unvested shares (in dollars per share)	$ 0.0001	$ 0.0001
Vested (in dollars per share)	0.0001	0.001
Balance at end of Period, unvested shares (in dollars per share)	$ 0.0001	$ 0.0001